Share based compensation	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Share based compensation
16.	Share-based compensation
The Group adopted the “2022 Share Incentive Plan” on July 12, 2022 (“The Plan”), by the way of special resolution passed on July 12, 2022, which became effective upon the completion of the proposed initial public offering of American Depositary Shares of the Company in March 2023 and shall continue for 10 years unless amended or terminated by the board of directors
. The Company could use the following awards authorized for issuance or grant under the Plan: options, share appreciation rights, share awards, restricted share units (“RSUs”), dividend equivalents or other share-based awards. The maximum aggregate number of shares that may be issued under the Plan is initially 6,500,000
s
hares and shall automatically increase on the first trading day in January each calendar year during the term of the Plan, beginning on the first trading day in January 2023, by an amount equal to 1% of the total number of
s
hares outstanding as measured as of the last trading day in the immediately preceding calendar year, or such fewer number of
s
hares as determined by the
board of directors
, but in no event shall any such annual increase exceed 1,350,000 Shares. The shares issued under the Plan may be authorized, but unissued, or reacquired shares (subject to applicable laws), including shares repurchased by the Company on the open market.
(a) RSUs
The following table summarize the Group’s RSU activities under the 2022 Plan:

	Number of RSUs	Weighted average grant date fair value
		US$
Awarded and unvested as of December 31, 2022	—	—
Granted	135,706	8.50
Vested	—	—
Canceled/forfeited	(4,984)	8.50

Awarded and unvested as of December 31, 2023	130,722	8.50

Granted	199,998	8.30
Vested	(64,544)	8.50
Canceled/forfeited	(5,493)	8.50

Awarded and unvested as of December 31, 2024	260,683	8.35

Vested and expected to vest as of December 31, 2024 (Note a)	308,688	8.38

Note a: RSUs expected to vest are the result of applying the pre-vesting
forfeiture rate assumptions to total outstanding RSUs.
In 2024, the Group granted 199,998 RSUs to the Group’s employees under The Plan. The Group used closing price of ordinary share to determine the fair value of the RSUs. Compensation expense related to RSUs with service conditions is recognized over the requisite service period, which is generally the vesting term of up to four years.
As of December 31, 2024, there were RMB 8,939,000 of unamortized compensation costs related to all outstanding RSUs, net of expected forfeitures. These amounts are expected to be recognized over a weighted average period of 3.1 years.
During the years ended December 31, 2022, 2023 and 2024, the Group recognized share-based compensation expense of nil, RMB2,122,000 and RMB7,334,000, respectively, in connection with the above RSUs.
(b) Share options
A summary of the changes in the share options relating to ordinary shares granted by the Group during the year ended December 31, 2023 and 2024 is as follows:

	Number of share options	Weighted average excercise price	Weighted average remaining contractual life	Aggregate Intrinsic Value
		US$	(in years)	US$
Outstanding as of December 31, 2022	—	—	—	—
Granted	135,079	8.0	10.0	—
Exercised	—	—	—	—
Canceled/forfeited	(2,000)	8.0	—	—

Outstanding as of December 31, 2023	133,079	8.0	9.4	—

Granted	—	—	—	—
Exercised	—	—	—	—
Canceled/forfeited	(15,202)	8.0	—	—

Outstanding as of December 31, 2024	117,877	8.0	8.4	—

Vested and exercisable as of December 31, 2024 (Note a)	29,470	8.0	8.4	—
Vested and expected to vest as of December 31, 2024 (Note b)	112,614	8.0	8.4	—
Note a: No outstanding share options will be exercisable after the expiry of a period of up to ten years from the date of grant.
Note b: Share options expected to vest are the result of applying the pre-vesting
forfeiture rate assumptions to total outstanding share options.
The aggregate intrinsic value is calculated as the difference between the exercise price of the awards and the fair value of the underlying ordinary shares at each reporting date, for those awards that had exercise price below the estimated fair value of the relevant ordinary shares. As of December 31, 2024, the aggregate intrinsic value of all outstanding options was nil.
During the years ended December 31, 2022, 2023 and 2024, share-based compensation expense recognized by the Group related to the option were nil, RMB1,352,000 and RMB1,640,000, respectively. As of December 31, 2024, total unrecognized share-based compensation expense relating to unvested share options was RMB1,322,000, which is expected to be recognized over a weighted-average period of 2.4 years.
The Group calculated the estimated fair value of the options on the respective grant dates using the binomial tree valuation model with the following assumptions for each applicable period which took into account variables such as volatility, dividend yield, and risk-free interest rates:

For the year ended December 31,
2023
Risk-free interest rate(i)	3.76%
Expected volatility(ii)	77%
Expected dividend yield(iii)	0%
Exercise multiple(iv)	2.2 to 2.8
Forfeiture rate (v)	2% to 10%
Fair value of underlying ordinary shares	US$ 8.5
Fair value of share option	US$5.2670 to US$5.7275

i)	Risk-free interest rate is based on the yields of United States Treasury securities with maturities similar to the expected life of the share options in effect on the measurement date.
ii)	The expected volatility was estimated based on the historical volatility of comparable peer public companies with a time horizon close to the contract life of the Group’s options.
iii)	Expected dividend yield is assumed to be nil as the Group has no history or expectation of paying a dividend on its ordinary shares.
iv)
The expected exercise multiple was estimated as the average ratio of the stock price to the exercise price of when employees would decide to voluntarily exercise their vested options. As the Group did not have sufficient information of past employee exercise history, it has considered the statistics by making reference to a widely-accepted academic research publication.

v)	Forfeiture rate was based on the historical data of the Group from recent years and widely-accepted academic research publications, given the Group’s limited historical record of share options.

(c) Share-based compensation expense by function:
The Group recognized share-based compensation expenses for the years ended December 31, 2022, 2023 and 2024 as follows:

	For the year ended December 31,
	2022	2023	2024
	(in thousands)
Research and development expenses	—	1,972	6,292
Sales and marketing expenses	—	818	1,376
General and administrative expenses	—	684	1,306

Total	—	3,474	8,974